Equity Incentive Plans - Summary of Estimated Fair Value of Options Granted (Detail) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Grant date fair value	$ 10.08	$ 6.55	$ 6.55	$ 6.27
Expected term (in years)	6 years 21 days	6 years 1 month 24 days	6 years 1 month 20 days	6 years 1 month 13 days
Risk-free interest rate	2.40%	2.70%	2.70%	2.00%
Expected volatility	68.00%	68.90%	68.10%	70.20%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%